VARIABLE
================================================================================
ANNUITY IV

2000 ANNUAL REPORT

[LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANY
A Member of The Security Benefit
Group of Companies

A MESSAGE FROM SECURITY BENEFIT

DEAR VALUED SECURITY BENEFIT GROUP CUSTOMER:

Despite the uncertainties of the stock market,  the year 2000 was an outstanding year for Security Benefit Group. We continued delivering solid financial results in 2000 - record  sales,  revenues,  equity and assets  under  management  - and fortified our financial strength,  thus, enriching our ability to help customers build financially secure futures.

For Security  Benefit Group,  2000 is best described by two words - eventful and exciting.

2000 - AN EVENTFUL YEAR

2000 was an eventful year for our company  because of the major  investments  we made in cutting edge  technology,  innovative  products and our core  retirement plan business - K-12 education professionals.

Throughout  2000,  we invested in  technology  that will  enhance our ability to provide  outstanding  customer  service.  Already  recognized as one of the best providers of customer service in the financial services industry, our goal is to be the best. Bottom line - the  technological  advances we introduce in 2001 are designed to equip our customer service  professionals with the tools to give you the critical information you need to make sound financial decisions.

We also  invested  in a variety of new and  innovative  annuity  and mutual fund products  that blaze an exciting new trail in the financial  services  industry.
Choice and  flexibility  are at the heart of several  creative new products that will be launched throughout 2001.

The highlight of our year,  though,  was being named the  exclusive  provider of retirement plan products and services to the 2.6 million members of the National
Education  Association  (NEA).  Security  Benefit and its  affiliates  have been providing  retirement products and services to K-12 education  professionals for over 30 years - it's our core  business and we plan to continue  focusing on our core  business  for  many,  many  more  years.  The  relationship  with  the NEA reinforces our position in this market segment and strengthens our commitment to the country's largest body of unsung heroes.

2000 - AN EXCITING YEAR

2000 was an exciting  year  because the  investments  that were made in Security
Benefit Group have resulted in a future more  brilliant than ever before and has triggered a strong wave of momentum and enthusiasm throughout the organization.

Our investment  team received  strong  recognition for their ability to generate outstanding  performances.  In particular,  our mid-cap funds,  global fund, and diversified  income fund led the list with our mid-cap investment team receiving recognition  by Mutual  Fund  magazine,  Investors  Business  Daily,  Lipper and others.  That's  exciting!  We also continued to receive top recognition for our outstanding annuity and mutual fund customer service.

Most importantly,  though, we're excited about our future with you. 2001 has the beginnings of another record year for Security Benefit Group.  Thank you for the privilege  of helping you plan and save for your  retirement.  Our  objective is simple  - to be  the  most  customer-focused  company  in the  entire  financial services industry and to help you reach your retirement goals.

Sincerely,

KRIS A. ROBBINS

Kris A. Robbins
President & Chief Executive Officer
Security Benefit Group

BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board
Security Benefit Life Insurance Company
Topeka, Kansas

KRIS A. ROBBINS
President and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings Bank
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
Vice Chairman
Koch Industries, Inc.
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

PAT A. LOCONTO
Chief Executive Officer (Ret.)
Deloitte Consulting
New York, New York

FRANK C. SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security  Benefit  Mutual Holding  Company (the
"Mutual  Holding  Company")  will be held on  Tuesday,  June 5, 2001,  at 700 SW
Harrison St.,  Topeka,  Kansas,  at 1:00 p.m. Each owner of an insurance  policy issued by  Security  Benefit  Life  Insurance  Company is a member of the Mutual
Holding  Company and is entitled to vote,  either in person or by proxy,  on all matters  coming  before the meeting.  Proxies are  available  from the corporate secretary and must be returned no later than May 31, 2001.

This report is submitted only for the general  information  of Security  Benefit
Life Variable Annuity  contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS

THE CONTRACT OWNERS OF SBL VARIABLE
ANNUITY ACCOUNT IV AND THE BOARD OF DIRECTORS OF
SECURITY BENEFIT LIFE INSURANCE COMPANY

We have audited the  accompanying  individual and combined balance sheets of SBL
Variable  Annuity  Account IV (comprised of the  individual  series as indicated
therein) as of December 31, 2000,  and the related  statements of operations and changes in net assets for the year then ended.  These  financial  statements are the responsibility of Security Benefit Life Insurance Company's management.  Our responsibility  is to express an opinion on these financial  statements based on our audit.

We conducted our audit in accordance with auditing standards  generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2000, by correspondence  with the transfer agent. An audit also includes assessing the accounting  principles used and significant estimates made by management as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the individual and combined  financial  position of the individual  series of SBL Variable  Annuity Account IV at December 31, 2000, and
the individual and combined results of their operations and changes in their net assets for the period  described above in conformity with accounting  principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 2, 2001

SBL VARIABLE ANNUITY ACCOUNT IV
==========================================================================================
BALANCE SHEETS                                                           DECEMBER 31, 2000
------------------------------------------------------------------------------------------
ASSETS                           (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

Investments:
  SBL Fund:
    Series A (Equity Series) - 2,864,449 shares at net
      asset value of $28.50 per share (cost, $82,815)..........................   $ 81,637
    Series B (Large Cap Value Series) - 1,400,450 shares
      at net asset value of $19.93 per share (cost, $39,790)...................     27,911
    Series C (Money Market Series) - 315,075 shares at
      net asset value of $12.69 per share (cost, $3,891).......................      3,998
    Series D (Global Series) - 1,438,416 shares at net
      asset value of $8.49 per share (cost, $10,668)...........................     12,212
    Series E (Diversified Income Series) - 136,457 shares
      at net asset value of $11.37 per share (cost, $1,585)....................      1,552
    Series J (Mid Cap Growth Series) - 569,350 shares at
      net asset value of $32.82 per share (cost, $15,906)......................     18,686
    Series K (Global Strategic Income Series) - 3,082 shares
      at net asset value of $9.98 per share (cost, $30)........................         31
    Series M (Global Total Return Series) - 22,375 shares
      at net asset value of $10.46 per share (cost, $262)......................        234
    Series N (Managed Asset Allocation Series) - 35,112 shares
      at net asset value of $16.08 per share (cost, $563)......................        565
    Series O (Equity Income Series) - 77,460 shares at net
      asset value of $17.66 per share (cost, $1,347)...........................      1,368
    Series S (Social Awareness Series) - 88,383 shares
      at net asset value of $27.62 per share (cost, $2,562)....................      2,441
                                                                                   -------
                                                                                   150,635
Mortality adjustment receivable                                                         10
                                                                                   -------
Combined assets                                                                   $150,645
                                                                                   =======

                                  See accompanying notes.

SBL VARIABLE ANNUITY ACCOUNT IV
==========================================================================================
BALANCE SHEETS (CONTINUED)                                               DECEMBER 31, 2000
------------------------------------------------------------------------------------------
NET ASSETS                         (DOLLARS IN THOUSANDS EXCEPT PER SHARE AND UNIT VALUES)

Net assets are represented by:

                                              NUMBER       UNIT
                                             OF UNITS      VALUE      AMOUNT
                                             --------------------------------
Equity Series:
  Accumulation units......................   724,213      $111.86     $81,009
  Annuity reserves........................     5,629       111.86         629     $ 81,638
                                                                       ------
Large Cap Value Series:
  Accumulation units......................   301,099        90.60      27,279
  Annuity reserves........................     7,069        90.60         640       27,919
                                                                       ------
Money Market Series:
  Accumulation units......................   113,843        32.99       3,755
  Annuity reserves........................     7,396        32.99         244        3,999
                                                                       ------
Global Series:
  Accumulation units......................   350,204        34.49      12,080
  Annuity reserves........................     3,830        34.49         132       12,212
                                                                       ------
Diversified Income Series:
  Accumulation units......................    50,028        30.99       1,551
  Annuity reserves........................        29        30.99           1        1,552
                                                                       ------
Mid Cap Growth Series:
  Accumulation units......................   363,638        50.75      18,454
  Annuity reserves........................     4,589        50.75         232       18,686
                                                                       ------
Global Strategic Income Series:
  Accumulation units......................     2,136        14.40                       31

Global Total Return Series:
  Accumulation units......................    15,692        14.91                      234

Managed Asset Allocation Series:
  Accumulation units......................    30,544        18.49                      565

Equity Income Series:
  Accumulation units......................    59,780        22.88                    1,368

Social Awareness Series:
  Accumulation units......................    73,961        33.01                    2,441
                                                                                   -------
Combined net assets.......................                                        $150,645
                                                                                   =======

                                  See accompanying notes.

SBL VARIABLE ANNUITY ACCOUNT IV
==========================================================================================
STATEMENTS OF OPERATIONS                                      YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                                                      LARGE
                                                                       CAP        MONEY
                                                        EQUITY        VALUE       MARKET
                                                        SERIES        SERIES      SERIES
                                                       ---------------------------------
Investment income (loss):
  Dividend distributions............................   $     29      $   989      $  22
  Expenses (NOTE 2):
    Mortality and expense risk fee..................       (880)        (515)       (89)
    Administrative fee..............................        (12)          (7)        (2)
                                                       ---------------------------------
Net investment income (loss)........................       (863)         467        (69)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions.......................      7,995        2,794        ---
  Realized gain (loss) on investments...............      4,737       (4,953)      (226)
  Unrealized gain (loss) on investments.............    (25,625)      (1,852)       536
                                                       ---------------------------------
Net realized and unrealized
  gain (loss) on investments........................    (12,893)      (4,011)       310
                                                       ---------------------------------
Net increase (decrease) in net
  assets resulting from operations..................   $(13,756)     $(3,544)     $ 241
                                                       =================================

                                                                   DIVERSIFIED    MID CAP
                                                        GLOBAL       INCOME       GROWTH
                                                        SERIES       SERIES       SERIES
                                                       -----------------------------------
Investment income (loss):
  Dividend distributions............................   $   ---       $ 10         $   ---
  Expenses (NOTE 2):
    Mortality and expense risk fee..................       (17)       (54)            (14)
    Administrative fee..............................        (1)       ---             ---
                                                       -----------------------------------
Net investment income (loss)........................       (18)       (44)            (14)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions.......................     1,538        ---           1,863
  Realized gain (loss) on investments...............     1,486        (62)          4,883
  Unrealized gain (loss) on investments.............    (2,377)       176          (3,489)
                                                       -----------------------------------
Net realized and unrealized
  gain (loss) on investments........................       647        114           3,257
                                                       -----------------------------------
Net increase (decrease) in net
  assets resulting from operations..................   $   629       $ 70         $ 3,243
                                                       ===================================

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                                        GLOBAL       GLOBAL      MANAGED
                                                       STRATEGIC     TOTAL        ASSET
                                                        INCOME       RETURN     ALLOCATION
                                                        SERIES       SERIES       SERIES
                                                       -----------------------------------
Investment income (loss):
  Dividend distributions............................     $---        $---         $  2
  Expenses (NOTE 2):
    Mortality and expense risk fee..................       (1)         (1)          (8)
    Administrative fee..............................      ---         ---          ---
                                                       -----------------------------------
Net investment income (loss)........................       (1)         (1)          (6)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions.......................      ---          27           36
  Realized gain (loss) on investments...............        1           6           11
  Unrealized gain (loss) on investments.............      ---         (64)         (51)
                                                       -----------------------------------
Net realized and unrealized
  gain (loss) on investments........................        1         (31)          (4)
                                                       -----------------------------------
Net increase (decrease) in net
  assets resulting from operations..................     $---        $(32)        $(10)
                                                       ===================================

                                                       EQUITY      SOCIAL
                                                       INCOME     AWARENESS
                                                       SERIES      SERIES       COMBINED
                                                       ----------------------------------
Investment income (loss):
  Dividend distributions............................   $  3        $ ---        $  1,055
  Expenses (NOTE 2):
    Mortality and expense risk fee..................    (23)          (5)         (1,607)
    Administrative fee..............................    ---          ---             (22)
                                                       ----------------------------------
Net investment income (loss)........................    (20)          (5)           (574)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions.......................    131          ---          14,384
  Realized gain (loss) on investments...............    (37)          91           5,937
  Unrealized gain (loss) on investments.............     78         (470)        (33,138)
                                                       ----------------------------------
Net realized and unrealized
  gain (loss) on investments........................    172         (379)        (12,817)
                                                       ----------------------------------
Net increase (decrease) in net
  assets resulting from operations..................   $152        $(384)       $(13,391)
                                                       ==================================

                                  See accompanying notes.

SBL VARIABLE ANNUITY ACCOUNT IV
==========================================================================================
STATEMENTS OF
CHANGES IN NET ASSETS                                         YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                                                     LARGE
                                                                      CAP         MONEY
                                                        EQUITY       VALUE        MARKET
                                                        SERIES       SERIES       SERIES
                                                       -----------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)....................   $   (863)    $    467     $    (69)
    Capital gains distributions.....................      7,995        2,794          ---
    Realized gain (loss) on investments.............      4,737       (4,953)        (226)
    Unrealized gain (loss) on investments...........    (25,625)      (1,852)         536
                                                       -----------------------------------
  Net increase (decrease) in
    net assets from operations......................    (13,756)      (3,544)         241

  From contractholder transactions (NOTE 3):

    Variable annuity deposits.......................     12,114        1,409       12,292
    Terminations and withdrawals....................    (32,058)     (11,293)     (20,499)
    Annuity payments................................       (152)         (63)        (355)
    Mortality adjustment............................         33           19           19
                                                       -----------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions................    (20,063)      (9,928)      (8,543)
                                                       -----------------------------------
Net increase (decrease) in net assets...............    (33,819)     (13,472)      (8,302)
Net assets at beginning of year.....................    115,457       41,391       12,301
                                                       -----------------------------------
Net assets at end of year...........................   $ 81,638     $ 27,919     $  3,999
                                                       ===================================

                                                                  DIVERSIFIED    MID CAP
                                                        GLOBAL      INCOME       GROWTH
                                                        SERIES      SERIES       SERIES
                                                       ----------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)....................   $   (18)     $  (44)     $    (14)
    Capital gains distributions.....................     1,538         ---         1,863
    Realized gain (loss) on investments.............     1,486         (62)        4,883
    Unrealized gain (loss) on investments...........    (2,377)        176        (3,489)
                                                       ----------------------------------
  Net increase (decrease) in
    net assets from operations......................       629          70         3,243

  From contractholder transactions (NOTE 3):
    Variable annuity deposits.......................     4,570         228        15,635
    Terminations and withdrawals....................    (6,528)       (534)      (18,446)
    Annuity payments................................       (85)         (1)         (135)
    Mortality adjustment............................        (1)        ---           ---
                                                       ----------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions................    (2,044)       (307)       (2,946)
                                                       ----------------------------------
Net increase (decrease) in net assets...............    (1,415)       (237)          297
Net assets at beginning of year.....................    13,627       1,789        18,389
                                                       ----------------------------------
Net assets at end of year...........................   $12,212      $1,552      $ 18,686
                                                       ==================================

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                                        GLOBAL       GLOBAL      MANAGED
                                                       STRATEGIC     TOTAL        ASSET
                                                        INCOME       RETURN     ALLOCATION
                                                        SERIES       SERIES       SERIES
                                                       -----------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)....................     $ (1)       $  (1)       $  (6)
    Capital gains distributions.....................      ---           27           36
    Realized gain (loss) on investments.............        1            6           11
    Unrealized gain (loss) on investments...........      ---          (64)         (51)
                                                       -----------------------------------
  Net increase (decrease) in
    net assets from operations......................      ---          (32)         (10)

  From contractholder transactions (NOTE 3):

    Variable annuity deposits.......................       12            4           74
    Terminations and withdrawals....................      (22)         (96)        (390)
    Annuity payments................................      ---          ---          ---
    Mortality adjustment............................      ---          ---          ---
                                                       -----------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions................      (10)         (92)        (316)
                                                       -----------------------------------
Net increase (decrease) in net assets...............      (10)        (124)        (326)
Net assets at beginning of year.....................       41          358          891
                                                       -----------------------------------
Net assets at end of year...........................     $ 31        $ 234        $ 565
                                                       ===================================

                                                       EQUITY       SOCIAL
                                                       INCOME      AWARENESS
                                                       SERIES       SERIES        COMBINED
                                                       -----------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)....................   $  (20)      $   (5)      $   (574)
    Capital gains distributions.....................      131          ---         14,384
    Realized gain (loss) on investments.............      (37)          91          5,937
    Unrealized gain (loss) on investments...........       78         (470)       (33,138)
                                                       -----------------------------------
  Net increase (decrease) in
    net assets from operations......................      152         (384)       (13,391)

  From contractholder transactions (NOTE 3):
    Variable annuity deposits.......................      420        1,285         48,043
    Terminations and withdrawals....................     (745)        (940)       (91,551)
    Annuity payments................................      ---          (25)          (816)
    Mortality adjustment............................      ---          ---             70
                                                       -----------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions................     (325)         320        (44,254)
                                                       -----------------------------------
Net increase (decrease) in net assets...............     (173)         (64)       (57,645)
Net assets at beginning of year.....................    1,541        2,505        208,290
                                                       -----------------------------------
Net assets at end of year...........................   $1,368       $2,441       $150,645
                                                       ===================================

                                  See accompanying notes.

SBL VARIABLE ANNUITY ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

SBL Variable  Annuity Account IV (the Account) is a separate account of Security
Benefit  Life  Insurance  Company  (SBL).  The Account is  registered  as a unit investment trust under the Investment Company Act of 1940, as amended.  Deposits received  by the  Account  are  invested  in the SBL  Fund,  a  mutual  fund not otherwise available to the public. As directed by the owners,  amounts deposited may be  invested  in  shares of Series A (Equity  Series-  emphasis  on  capital
appreciation),   Series  B  (Large  Cap  Value  Series  -  emphasis  on  capital appreciation with secondary emphasis on income), Series C (Money Market Series -
emphasis on capital  preservation  while generating  interest income),  Series D
(Global  Series - emphasis on long-term  capital  growth  through  investment in foreign and  domestic  common  stocks and  equivalents),  Series E  (Diversified
Income Series - emphasis on current income with security of principal), Series J
(Mid Cap Growth  Series - emphasis  on capital  appreciation),  Series K (Global
Strategic  Income  Series -  emphasis  on high  current  income  with  secondary emphasis  on  capital  appreciation),  Series M (Global  Total  Return  Series -
emphasis on high total return  consisting  of capital  appreciation  and current income),  Series N (Managed Asset Allocation  Series - emphasis on high level of total return), Series O (Equity Income Series - emphasis on substantial dividend income  and  capital  appreciation)  and  Series S  (Social  Awareness  Series -
emphasis on capital appreciation)

During 2000, the former Growth Series,  Growth-Income  Series,  Worldwide Equity
Series,  High Grade Income Series and Mid Cap Series were renamed Equity Series,
Large Cap Value Series,  Global  Series,  Diversified  Income Series and Mid Cap
Growth Series, respectively.

Under the terms of the investment advisory contracts,  portfolio  investments of the underlying mutual funds are made by Security Management Company,  LLC (SMC), a limited liability company controlled by its members,  SBL and Security Benefit
Group, Inc., a wholly-owned subsidiary of SBL.

SMC has engaged T. Rowe Price Associates,  Inc. to provide sub-advisory services to Managed Asset Allocation Series and Equity Income Series,  Oppenheimer Funds,
Inc. to provide sub-advisory services to Global Series and Wellington Management
Company, LLP (Wellington  Management) to provide sub-advisory services to Global
Strategic Income Series and Global Total Return Series.

INVESTMENT VALUATION

Investments  in mutual fund  shares are  carried in the balance  sheet at market value (net asset value of the underlying mutual fund).  Investment  transactions are accounted for on the trade date.  Beginning January 1, 2000,  realized gains and losses on sales of investments  are determined  based on the average cost of investments  sold.  Previously,  the first-in,  first-out  method was used. This change in accounting principle had no effect on net assets.

The cost of  investments  purchased and proceeds from  investments  sold for the year ended December 31 were as follows: (In thousands)

                                                COST OF       PROCEEDS
                                               PURCHASES     FROM SALES
                                               ---------     ----------
        Equity Series.......................    $21,601       $34,529
        Large Cap Value Series..............      6,692        13,373
        Money Market Series.................     13,142        21,771
        Global Series.......................      6,392         6,915
        Diversified Income Series...........        352           704
        Mid Cap Growth Series...............     18,687        19,784
        Global Strategic Income Series......         11            22
        Global Total Return Series..........         31            97
        Managed Asset Allocation Series.....        113           399
        Equity Income Series................        594           808
        Social Awareness Series.............      1,340         1,025

ANNUITY RESERVES

Annuity  reserves  relate to  contracts  that have matured and are in the payout stage.  Such reserves are computed on the basis of published  mortality  tables, using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout  option  selected is life  contingent,  SBL  periodically recalculates  the required  annuity  reserves,  and any resulting  adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains  distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective  series.  Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are a part of the operations of SBL. Under current law, no federal  income  taxes are  allocated  by SBL to the  operations  of the
Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally  accepted in the United States  requires  management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts an administrative fee of $30 per year for each contract,  except for certain  contracts  based on a minimum  account value and the period of time the contract  has been in force.  Mortality  and  expense  risks  assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.1%
of the net asset value of each contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

When  applicable,  an amount for state  premium taxes is deducted as provided by pertinent state law either from purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                                           UNITS
                                                                           -----
    Equity Series:
      Variable annuity deposits.........................................    101
      Terminations, withdrawals, annuity payments
        and administrative expense charges..............................    271
    Large Cap Value Series:
      Variable annuity deposits.........................................     16
      Terminations, withdrawals, annuity payments
        and administrative expense charges..............................    134
    Money Market Series:
      Variable annuity deposits.........................................    389
      Terminations, withdrawals, annuity payments
        and administrative expense charges..............................    664
    Global Series:
      Variable annuity deposits.........................................    132
      Terminations, withdrawals, annuity payments
        and administrative expense charges..............................    187
    Diversified Income Series:
      Variable annuity deposits.........................................     11
      Terminations, withdrawals, annuity payments
        and administrative expense charges..............................     24
    Mid Cap Growth Series:
      Variable annuity deposits.........................................    313
      Terminations, withdrawals, annuity payments
        and administrative expense charges..............................    367
    Global Strategic Income Series:
      Variable annuity deposits.........................................      1
      Terminations, withdrawals, annuity payments
        and administrative expense charges..............................      2
    Global Total Return Series:
      Variable annuity deposits.........................................    ---
      Terminations, withdrawals, annuity payments
        and administrative expense charges..............................      6
    Managed Asset Allocation Series:
      Variable annuity deposits.........................................      4
      Terminations, withdrawals, annuity payments
        and administrative expense charges..............................     21
    Equity Income Series:
      Variable annuity deposits.........................................     22
      Terminations, withdrawals, annuity payments
        and administrative expense charges..............................     38
    Social Awareness Series:
      Variable annuity deposits.........................................     34
      Terminations, withdrawals, annuity payments
        and administrative expense charges..............................     26